Trade Accounts and Notes Receivable - Summary of Trade Accounts and Notes Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Current trade accounts and notes receivable	₩ 9,978,939	₩ 8,110,239
Non-current
Non-current trade accounts and notes receivable	63,205	86,423
Gross amount [member]
Current
Trade accounts and notes receivable	9,266,729	7,468,622
Finance lease receivables	126	41,841
Unbilled due from customers for contract work	1,027,039	941,793
Non-current
Trade accounts and notes receivable	113,370	131,010
Finance lease receivables	0	46
Allowance for credit losses [member]
Current
Less: Allowance for doubtful accounts	(314,955)	(342,017)
Non-current
Less: Allowance for doubtful accounts	₩ (50,165)	₩ (44,633)